Annual Fund Operating Expenses - Prospectus #3 - Eaton Vance Greater India Fund	Dec. 31, 2020
Class A
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.56%
Class C
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	2.26%
Class I
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.26%